EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits [Abstract]
Group's provision for employee benefits
The Group’s provisions for employee benefits are as follows:

	At December 31,
	2023	2022
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	13,903	15,142
Total present value of defined benefit obligations	13,903	15,142

Other provisions for employees	109,142	95,665
Total provisions for employee benefits	123,045	110,807

Disclosure of defined benefit plans
The following table summarizes the changes in the defined benefit obligations relating to the TFR liability:

Total

Amounts at December 31, 2021	18,430

Included in the consolidated income statement	22
Included in other comprehensive income/loss (*)	(1,605)
Other	(1,705)
Benefits paid	(1,731)
Other changes	26
Amounts at December 31, 2022	15,142

Included in the consolidated income statement	518
Included in other comprehensive income/loss (*)	(221)
Other	(1,536)
Benefits paid	(1,536)
Other changes	—
Amounts at December 31, 2023	13,903
______________________________
(*) Relates to actuarial losses/(gains) from financial assumptions.
The expected future benefit payments for the defined benefit obligations as of December 31, 2023 are as follows:

TFR
(€ thousand)
2024	1,464
2025	1,507
2026	1,451
2027	1,647
2028	1,214
2029 - 2033	5,826
Total	13,109

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the consolidated income statement relating to the TFR liability are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Current service cost	—	—	6
Interest expense	518	22	—
Total recognized in the consolidated income statement	518	22	6

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions
The sensitivity of the defined benefit obligations to changes in the weighted principal assumptions is:

	At December 31,
	2023		2022
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(778)	868	(904)	1,013